Statements of Operations (Unaudited) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Interest Income:
Interest Income	$ 0	$ 0
Interest Expense:
Interest Expense	0	0
Net interest income	0	0
Expenses:
Other	60	60
Total expenses	60	60
Net loss before taxes	(60)	(60)
Income tax (expense) benefit	0	0
Net Loss	$ (60)	$ (60)
Net loss per basic and diluted Common share (in Dollars per share)	$ (1.20)	$ (1.20)
Dividends per common share (in Dollars per share)	$ 0	$ 0
Weighted average basic and diluted common shares outstanding (in Shares)	50	50